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                                                   -----------------------------
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                                                   hours per response: 19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number    811-04804
                                   ------------------------------------

                         The Elite Group of Mutual Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  1325 4th Avenue, Suite 17444        Seattle, Washington            98101
--------------------------------------------------------------------------------
            (Address of principal executive offices)               (Zip code)

                              Richard S. McCormick

McCormick Capital Management   1325 4th Avenue, Suite 17444    Seattle, WA 98101
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (206) 624-5863
                                                     ----------------------

Date of fiscal year end:         September 30, 2006
                          ------------------------------------

Date of reporting period:        March 31, 2006
                          ------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.










                                 THE ELITE GROUP

                               SEMI ANNUAL REPORT

                              FINANCIAL STATEMENTS

                                   (UNAUDITED)

                                 MARCH 31, 2006

                                                    PORTFOLIO OF INVESTMENTS
                                                 The Elite Growth And Income Fund
                                                         March 31, 2006
                                                           (Unaudited)
====================================================================================================================================

 Shares                                        Market Value    Shares                                                   Market Value
========                                   ================   =========                                             ================
          Common Stock 100.8%

          Basic Industries 16.7%
          ----------------------
  13,000  BHP Billiton                           $ 518,050                   Total Value of Common Stock
  50,000  Bowater                                1,479,000                   (Cost $53,345,583)                      $  64,863,750
  50,000  Dow Chemical                           2,030,000                                                          ----------------
 130,000  Lyondell Chimical                      2,587,000
  80,000  Olin Corp.                             1,717,600    Contracts            Options 0.1%
  30,000  Phelps Dodge (a)                       2,415,900    ---------  ----------------------------------
                                            ---------------       1,400  Antigenics Call 06/20/06 $10                $       7,000
                 Total Basic Industries         10,747,550          400  Ishares Russell 2000 Put 05/20/06 $74              42,000
                                            ---------------                                                         ----------------
                                                                             Total Put & Call Options                $      49,000
                                                                         (Cost $239,036)                            ----------------

          Business Services 9.0%
          ----------------------
  50,000  Akami Technologies* (a)                1,644,500
  22,000  Alliance Data Systems*                 1,028,940               Short Term Investments 2.0%
   5,000  Google* (a)                            1,950,000               ---------------------------
  30,000  YRC Worldwide*                         1,141,800               PNC Bank Money Market                           1,290,943
                                           ----------------              (Cost $1,290,943)                          ----------------
               Total Business Services           5,765,240
                                           ----------------                 Total Investments in Securities
                                                                            (Cost $54,875,562)                102.9%    66,203,693
                                                                                                            ------------------------
          Capital/Industrial Goods & Services 25.1%
          -------------------------------------------
  20,000  3M                                     1,513,800
  20,000  Cummins Inc.                           2,102,000             Call Options Written                    (2.3%)   (1,448,000)
  50,000  General Electric Co.                   1,739,000                                                  ------------------------
  50,000  Ingersoll Rand                         2,089,500             Liabilities in excess of
  12,000  L3 Communications                      1,029,480             Cash and receivables                    (0.6%)     (398,773)
  50,000  Masco Corp.                            1,624,500                                                  ------------------------
  40,000  Pentair Inc                            1,630,000
  20,000  Siemens Ads                            1,863,400             Net Assets                             100.0%   $64,356,920
  50,000  Symantec*                                841,500                                                  ========================
  30,000  United Technologies                    1,739,100
                                           ----------------
             Total Capital Goods                16,172,280             At March 31, 2006, unrealized appreciation of securities  for
                                           ---------------             Federal  Income Tax purposes based on cost of  $53,840,349 is as follows:
          Consumer Goods & Services 24.8%
          -------------------------------
  60,000  Aaron Rents                            1,630,200
  35,000  Best Buy Co., Inc. (a)                 1,957,550             Unrealized appreciation                       $  12,232,939
  48,000  Brunswick Corp                         1,865,280             Unrealized depreciation                          (1,317,640)
  25,000  Carnival Corp.                         1,184,250                                                          ----------------
 100,000  Cendant                                1,735,000             Net unrealized appreciation                   $  10,915,299
  20,000  Fortune Brands                         1,612,600                                                          ================
  20,000  Sears Holdings*                        2,644,800
 100,000  Time Warner Inc.                       1,679,000
  40,000  UST Corp.                              1,664,000             *Non-income producing
                                           ----------------
             Total Consumer Goods               15,972,680             (a) All or a portion of the security is pledged as collateral
                                           ----------------            for options written

          Energy 7.3%
          -----------                                                      Schedule of Call Options Written
  50,000  Chesapeak Energy Corp. (a)             1,570,500                    Elite Growth & Income Fund
  75,000  El Paso Corp.                            903,750    Contracts           March 31, 2006
  30,000  Halliburton                            2,190,600    ---------  -------------------------------------
                                           ----------------         500  Akamai Tech  08/20/06  $25                  $    (455,000)
             Total Energy                        4,664,850          250  Cooper Companies 08/20/06  $55                   (106,250)
                                           ----------------         350  Best Buy 09/20/06  $55                           (196,000)
          Financial Intermediaries 5.8%                              50  Google 09/20/06  $370                            (248,250)
          -----------------------------                             500  Chesapeake Energy 10/20/06  $32.50               (157,500)
  30,000  Bank of America Corp.                  1,366,200          300  Phelps Dodge 10/20/06  $80                       (285,000)
  25,000  Freddie Mac                            1,525,000                                                          ----------------
  20,000  Washington Mutual                        852,400                  Total Call Options Written               $  (1,448,000)
                                           ----------------              (Premiums $1,035,168)                      ================
             Total Financial Intermediaries      3,743,600
                                           ----------------

          Health Care Goods & Services 12.1%
          ----------------------------------
  20,000  Bausch & Lomb                          1,274,000
  40,000  Cooper Companies (a)                   1,350,750
  70,000  Pfizer                                 1,744,400
  60,000  Syneron Medical*                       1,752,600
  30,000  UnitedHealth Group                     1,675,800
                                           ----------------
             Total Health Care                   7,797,550
                                           ----------------

====================================================================================================================================
SEE NOTES TO FINANCIAL STATEMENTS.                                                                                                 1


                                                    PORTFOLIO OF INVESTMENTS
                                                      The Elite Income Fund
                                                         March 31, 2006
                                                           (Unaudited)

=============================================================================================================================

            Bonds 89.6%

            U.S. Govmnt./Agencies Notes and Bonds 4.4%
Par Value   --------------------------------------------------             Maturity               Coupon         Market Value
=========                                                          ================     ================     ================
$ 200,000   Freddie Mac                                                    06/15/07               3.800%             $198,193
  100,000   Federal Home Loan Bank                                         03/16/09               4.642%               97,951
  300,000   U.S. Treasury Bond                                             05/15/16               7.250%              354,797
  150,000   U.S. Treasury Bond                                             02/15/21               7.875%              193,641
                                                                                                             ----------------
                Total U.S. Government Notes and Bonds                                                                 844,582
                                                                                                             ----------------

            Securitized /Asset Backed Bonds 16.9%
            --------------------------------------------------
  500,000   CARAT (2004-1 A4)                                              11/17/08               2.640%              485,756
  118,000   Honda Auto Receivable (2003-3 A4)                              11/21/08               2.770%              115,741
   62,224   Fannie Mae (2003-109 GC)                                       06/25/09               3.500%               61,914
  153,343   Daimler Chrysler Rec. Auto Trust (2003-A A4)                   10/08/09               2.880%              151,256
   98,025   Toyota Auto Receivable (2003-A A4)                             03/15/10               2.200%               97,353
  342,000   CMAOT (2004-A A4)                                              09/15/10               5.273%              331,047
  145,723   Fannie Mae (545171)                                            08/01/14               5.500%              145,267
   76,364   GNMA (552372)                                                  02/15/17               6.000%               77,746
   64,537   GNMA (577742)                                                  09/15/17               5.500%               64,556
  131,000   Freddie Mac (2962 YE)                                          09/15/18               4.500%              123,390
  203,464   GNMA (605079)                                                  03/15/19               4.000%              191,188
  200,000   Freddie Mac (2792 PY)                                          11/15/24               4.000%              191,544
  167,698   Freddie Mac (FHR 1963 Z)                                       01/15/27               7.500%              171,611
  300,000   Freddie Mac (FHR 2656 BD)                                      04/15/28               5.000%              298,016
  308,600   Freddie Mac (FHR 2744 PC)                                      01/15/31               5.500%              310,186
   23,451   Fannie Mae (633012)                                            02/01/32               7.000%              241,760
  177,800   GNMA (G2SF POOL 3556 5.5%)                                     05/20/34               5.500%              175,623
                                                                                                             ----------------
                Total Securitized /Asset Backed Bonds                                                               3,233,954
                                                                                                             ----------------


            Corporate Bonds Industrial - Basic 1.0%
            --------------------------------------------------
  200,000   International Paper Co.                                        01/15/09               4.250%              192,929
                                                                                                             ----------------

            Corporate Bonds Industrial - Capital Goods 2.8%
            --------------------------------------------------
  535,000   TRW, Inc.                                                      04/18/07               7.370%              542,943
                                                                                                             ----------------

            Corporate Bonds Industrial - Communications 13.4%
            --------------------------------------------------
  200,000   AOL Time Warner                                                04/15/06               6.125%              200,040
  572,000   SBC Communications                                             05/02/06               5.037%              572,174
  500,000   Deutshe Telekom                                                03/23/09               5.115%              500,121
  150,000   Telecom De Puerto Rico                                         05/15/09               6.800%              151,924
  300,000   America Movil                                                  01/15/15               5.750%              290,697
  650,000   Telecom Italia                                                 10/01/15               5.250%              604,785
  250,000   GTE Corp.                                                      04/15/18               6.840%              260,574
                                                                                                             ----------------
                Total Corporate Bonds Industrial - Communications                                                   2,580,315
                                                                                                             ----------------

            Corporate Bonds Industrial - Cyclical 3.7%
            --------------------------------------------------
  105,000   GMAC                                                           01/16/07               5.050%              103,335
  385,000   Ford Motor Credit                                              01/12/09               5.800%              351,604
  250,000   Cisco Systems                                                  02/22/16               5.500%              246,245
                                                                                                             ----------------
                Total Corporate Bonds Industrial - Cyclical                                                           701,184
                                                                                                             ----------------

            Corporate Bonds Industrial - Energy 4.1%
            --------------------------------------------------
  225,000   Conoco Phillips                                                01/15/37               8.000%              237,347
  300,000   Premcor Refining                                               02/01/10               5.269%              323,657
  200,000   Petrobras International                                        12/10/18               8.375%              226,500
                                                                                                             ----------------
                Total Corporate Bonds Industrial - Energy                                                             787,504
                                                                                                             ----------------

            Corporate Bonds Industrial - Noncyclical 2.3%
            --------------------------------------------------
  100,000   Medco Health Solutions                                         08/15/13               5.751%              107,671
  350,000   Teva Pharmaceuticals                                           02/01/16               5.550%              337,600
                                                                                                             ----------------
                Total Corporate Bonds Industrial - Noncyclical                                                        445,271
                                                                                                             ----------------

            Corporate Bonds Industrial - Transportation 1.0%
            --------------------------------------------------                                               ================
$ 200,000   BNSF Funding                                                   12/15/55               6.613%             $196,044
                                                                                                             ----------------

=============================================================================================================================
SEE NOTES TO FINANCIAL STATEMENTS.                                                                                          2




                                                    PORTFOLIO OF INVESTMENTS
                                                      The Elite Income Fund
                                                         March 31, 2006
                                                           (Unaudited)

=============================================================================================================================

            Corporate Bonds Utilities - Electric 17.9%
Par Value   --------------------------------------------------             Maturity               Coupon         Market Value
=========                                                          ================     ================     ================
  200,000   Monogahela Power                                               10/01/06               5.360%              199,430
  530,000   First Energy Corp                                              11/15/06               5.500%              530,136
  253,000   Indiana Michigan Power                                         12/15/06               6.125%              254,131
  250,000   AES Indianapolis P&L                                           08/01/07               7.375%              255,085
  100,000   Puget Energy Inc.                                              06/01/08               3.363%               95,791
  175,000   Cleveland Electric                                             11/01/09               7.430%              185,547
  100,000   Entergy Louisiana                                              11/01/10               5.830%               99,326
  300,000   Entergy Corp.                                                  08/01/15               5.250%              278,633
  750,000   Puget Energy Inc.                                              06/15/18               6.740%              801,885
  100,000   Westar Energy                                                  07/15/20               5.100%               91,422
  100,000   Centerpoint Energy                                             07/01/23               5.600%               94,682
  100,000   Northern St. Power - MN                                        07/01/25               7.125%              113,318
   50,000   Georgia Power                                                  11/01/42               4.875%               49,336
  400,000   Swepco Capital Trust                                           10/01/43               5.250%              394,639
                                                                                                             ----------------
                Total Corporate Bonds Utilities - Electric                                                          3,443,361
                                                                                                             ----------------

            Corporate Bonds Utilities - Natural Gas 2.6%
            --------------------------------------------------
  150,000   Energy Transfer Partners                                       02/20/15               5.950%              148,668
  200,000   TGT Pipeline                                                   06/01/18               5.200%              185,988
  150,000   Kinder Morgan En.                                              03/15/32               7.750%              170,665
                                                                                                             ----------------
                Total Corporate Bonds Utilities - Natural Gas                                                         505,321
                                                                                                             ----------------

            Corporate Bonds Finance - Banking 9.0%
            --------------------------------------------------
  135,000   First American Corp                                            05/01/06               7.250%              135,218
  200,000   Household Financial                                            07/15/06               7.200%              201,078
  150,000   Residential Cap.                                               06/29/07               5.385%              151,116
  250,000   Residential Cap.                                               11/21/08               5.670%              248,004
  600,000   HSBC Finance Corp.                                             05/10/10               4.560%              601,313
  170,000   NationsBank Preferred                                          01/15/27               4.700%              163,667
  222,000   First MD Cap. II Float                                         02/01/27               5.530%              217,476
                                                                                                             ----------------
                Total Corporate Bonds Finance - Banking                                                             1,717,872
                                                                                                             ----------------

            Corporate Bonds Finance - Misc. Finance Companies 10.5%
            --------------------------------------------------
  650,000   CountryWide Home                                               02/15/07               0.002%              636,335
  100,000   CountryWide Home                                               09/15/09               4.125%               95,583
  440,000   International Lease Fin.                                       01/15/10               4.550%              442,295
  250,000   CIT Group                                                      11/03/10               4.980%              250,511
  104,000   Simon Property Group                                           03/15/13               5.683%              101,750
  500,000   CIT Group                                                      01/30/16               5.400%              483,139
                                                                                                             ----------------
                Total Corporate Bonds Finance                                                                       2,009,613
                                                                                                             ----------------

            Total Value of Bonds                                                                                   17,200,893
            (Cost $17,395,295)                                                                               ----------------

 Shares     Common Stock 3.2%
---------  ---------------------------------------------------
    5,000   UST Corp.                                                                                                 208,000
   20,000   Lyondell Chemical                                                                                         398,000
                                                                                                             ----------------
                               Total Common Stock                                                                     606,000
                                (cost $616,875)                                                              ----------------

            Short Term Investments 6.3%
            --------------------------------------------------
  750,000   GE Commercial Paper                                            04/26/06               4.720%              747,542
  250,000   U.S. Treasury Bill                                             04/20/06               4.240%              249,457
            PNC Bank Money Market                                                                                     205,250
                                                                                                             ----------------
                Total Short Term Investments                                                                        1,202,249
                (Cost $1,202,232)                                                                            ----------------

            Total Investments (Cost $19,214,402)                              99.1%                                19,009,142
            Other assets In excess of liabilities                              0.9%                                   182,213
                                                                   ----------------                          ----------------
            NET ASSETS                                                       100.0%                               $19,191,355
                                                                   ================                          ================

At March 31, 2006, unrealized appreciation of securities for Federal Income Tax purposes based on tax cost of $19,214,402 is:

            Unrealized appreciation                                        $82,673
            Unrealized depreciation                                       (287,933)
                                                                   ----------------
            Net unrealized appreciation                                  ($205,260)
                                                                   ================

=============================================================================================================================
SEE NOTES TO FINANCIAL STATEMENTS.                                                                                          3

THE ELITE GROUP

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2006 (UNAUDITED)
------------------------------------------------------------------------------------------------------------

                                                                                 THE ELITE
                                                                                  GROWTH &      THE ELITE
                                                                                INCOME FUND    INCOME FUND
                                                                                ===========    ===========
ASSETS
  Investments in securities at value
    (Cost $54,875,562 and $19,214,402, respectively)
    (NOTES 2A AND 3)                                                            $66,203,693    $19,009,142

  Receivables:
    Securities sold                                                                 468,422           --
    Other assets                                                                      3,562           --
    Interest                                                                          6,619        217,253
    Dividends                                                                        48,490           --
                                                                                -----------    -----------
      Total Assets                                                               66,730,786     19,226,395
                                                                                -----------    -----------


LIABILITIES
Payables:
  Call options written, at fair value:
    (Premiums $1,035,168 and $0, respectively)                                    1,448,000           --
  Investment management fees                                                         55,018         10,873
  Fund shares redeemed                                                               87,134          5,175
  Distributions                                                                        --            6,546
  Accrued expenses                                                                   40,354         12,446
  Securities purchases                                                              743,360           --
                                                                                -----------    -----------
      Total Liabilities                                                           2,373,866         35,040
                                                                                -----------    -----------

NET ASSETS
  The Elite Growth & Income Fund -
    Applicable to 2,861,108 shares outstanding                                  $64,356,920
                                                                                ===========

  The Elite Income Fund -
    Applicable to 1,987,338 shares outstanding                                                 $19,191,355
                                                                                               ===========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE (net assets / shares outstanding)                            $     22.49    $      9.65
                                                                                ===========    ===========


At March 31, 2006, the components of net assets were as follows:
  Paid-in capital                                                               $43,916,271    $19,922,672
  Accumulated net investment Income (loss)                                           72,154       (356,559)
  Accumulated net realized gain (loss) on investments                             9,453,196       (169,498)
  Net unrealized appreciation (depreciation) of investments                      11,328,131       (205,260)
  Net unrealized depreciation of options written                                   (412,832)          --
                                                                                -----------    -----------
  Net Assets                                                                    $64,356,920    $19,191,355
                                                                                ===========    ===========





============================================================================================================
SEE NOTES TO FINANCIAL STATEMENTS.                                                                         4





THE ELITE GROUP

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED)
------------------------------------------------------------------------------------------------------------

                                                                                 THE ELITE
                                                                                  GROWTH &      THE ELITE
                                                                                INCOME FUND    INCOME FUND
                                                                                ===========    ===========
INVESTMENT INCOME
  Income:
    Interest                                                                    $    28,270    $   465,945
    Dividends (Net of foreign tax withheld of $3,562 and $0, respectively)          716,230          2,850
                                                                                -----------    -----------
      Total Income                                                                  744,500        468,795
                                                                                -----------    -----------

  Expenses:
    Investment management fee                                                       307,797         66,341
    Transfer agent fees                                                              20,673         11,032
    Custodian fees                                                                   12,541          4,785
    Audit fees                                                                       19,800          7,200
    Trustee fees and expenses                                                         8,100          2,700
    Recordkeeping services                                                           34,664         12,219
    Shareholder reports                                                               3,639          1,006
    Registration fees and other                                                       6,755          3,161
    CCO expense                                                                       8,436          2,812
    Legal fees                                                                        5,250          5,685
    Insurance                                                                         1,993            664
    Other                                                                            13,542          6,626
                                                                                -----------    -----------
      Total Expenses                                                                443,190        124,231

  Fees paid by manager (NOTE 4)                                                        --          (16,818)
                                                                                -----------    -----------
      Net Expenses                                                                  443,190        107,413
                                                                                -----------    -----------
      Net Investment Income                                                         301,310        361,382
                                                                                -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT  SECURITIES  AND  OPTIONS CONTRACTS
  Net realized gain (loss):
    Investment securities                                                         9,273,549        (73,752)
    Expired and closed covered call options written (NOTE 3)                        155,219
                                                                                -----------
    Net realized gain (loss) on investment securities and option contracts        9,428,767        (73,752)
    Net increase (decrease) in unrealized appreciation
      Investment securities                                                      (4,247,545)      (223,203)
      Option contracts written                                                     (154,223)          --
                                                                                -----------    -----------
    Net change in unrealized appreciation of investments and option contracts    (4,401,768)      (223,203)
    Net realized and unrealized gain (loss) on investment securities
      and option contracts                                                        5,026,999       (296,955)
                                                                                -----------    -----------
    Net increase in net assets resulting from operations                        $ 5,328,309    $    64,427
                                                                                ===========    ===========





============================================================================================================
SEE NOTES TO FINANCIAL STATEMENTS.                                                                         5

THE ELITE GROWTH & INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

============================================================================================================

                                                                                FOR THE SIX
                                                                                MONTHS ENDE      FOR THE
                                                                                 MARCH 31,     YEAR ENDED
                                                                                   2006       SEPTEMBER 30,
                                                                                (UNAUDITED)        2005
                                                                                ===========    ===========
OPERATIONS
  Net investment Income                                                         $   301,310    $   160,167
  Net realized gain on investment securities and options contracts                9,428,767      3,333,767
  Net increase (decrease) in unrealized appreciation of
    investment securities and option contracts                                   (4,401,768)     5,263,335
                                                                                -----------    -----------
      Net increase in net assets resulting from operations                        5,328,309      8,757,269

DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from net investment income
    ($0.13 and $0.02 per share, respectively)                                      (370,041)       (57,960)
  Distribution from net realized gains on investment transactions
    ($0.00 and $1.20 per share, respectively)                                          --       (3,264,277)

CAPITAL SHARE TRANSACTIONS
  Increase (decrease) in net assets resulting from capital
    share transactions (a)                                                         (265,341)    (1,672,170)
                                                                                -----------    -----------
      Total increase in net assets                                                4,692,927      3,762,862

NET ASSETS
  Beginning of period                                                            59,663,993     55,901,131
                                                                                -----------    -----------
  End of period
    (including undistributed net investment income of
    $72,154 and $140,885, respectively)                                         $64,356,920    $59,663,993
                                                                                ===========    ===========


(a)  TRANSACTIONS IN CAPITAL STOCK WERE AS FOLLOWS:

                                                      SIX MONTHS ENDED
                                                       MARCH 31, 2006                    YEAR ENDED
                                                         (UNAUDITED)                 SEPTEMBER 30, 2005
                                                  ===========================    ===========================
                                                     SHARES          VALUE         SHARES         VALUE
                                                     ======          =====         ======         =====
Shares sold                                           121,064     $ 2,587,142       131,665    $ 2,656,045
Shares issued in reinvestment of distributions         16,690         356,501       157,024      3,261,636
                                                  -----------     -----------   -----------    -----------
                                                      137,754       2,943,643       288,689      5,917,681
Shares redeemed                                      (149,873)     (3,208,984)     (373,476)    (7,589,851)
                                                  -----------     -----------   -----------    -----------
Net increase (decrease)                               (12,119)    $  (265,341)      (84,787)   $(1,672,170)
                                                  ===========     ===========   ===========    ===========





============================================================================================================
SEE NOTES TO FINANCIAL STATEMENTS.                                                                         6






THE ELITE INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

============================================================================================================

                                                                                FOR THE SIX
                                                                                MONTHS ENDED     FOR THE
                                                                                 MARCH 31,     YEAR ENDED
                                                                                   2006       SEPTEMBER 30,
                                                                                (UNAUDITED)        2005
                                                                                ===========    ===========
OPERATIONS
  Net investment income                                                         $   361,382    $   599,687
  Net realized gain (loss) on investment securities                                 (73,752)        23,805
  Net decrease in unrealized appreciation of investment securities                 (223,203)      (414,786)
                                                                                -----------    -----------
    Net increase (decrease) in net assets resulting from operations                  64,427        208,706
                                                                                -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from net investment income
    ($0.20 and $0.41 per share, respectively)                                      (387,439)      (807,309)

CAPITAL SHARE TRANSACTIONS
  Increase in net assets resulting from capital
    share transactions (a)                                                          151,498       (309,502)
                                                                                -----------    -----------
      Total increase (decrease) in net assets                                      (171,514)      (908,105)

NET ASSETS
  Beginning of period                                                            19,362,869     20,270,974
                                                                                -----------    -----------

  End of period                                                                 $19,191,355    $19,362,869
                                                                                ===========    ===========


(a)  TRANSACTIONS IN CAPITAL STOCK WERE AS FOLLOWS:

                                                      SIX MONTHS ENDED
                                                       MARCH 31, 2006                    YEAR ENDED
                                                         (UNAUDITED)                 SEPTEMBER 30, 2005
                                                  ===========================    ===========================
                                                     SHARES          VALUE         SHARES         VALUE
                                                     ======          =====         ======         =====
Shares sold                                           133,529     $ 1,306,840       244,951    $ 2,457,737
Shares issued in reinvestment of distributions         37,167         372,899        77,788        774,886
                                                  -----------     -----------   -----------    -----------
                                                      170,696       1,679,739       322,739      3,232,623
Shares redeemed                                      (155,340)     (1,528,241)     (353,296)    (3,542,125)
                                                  -----------     -----------   -----------    -----------
Net increase (decrease)                                15,356     $   151,498       (30,557)   $  (309,502)
                                                  ===========     ===========   ===========    ===========










============================================================================================================
SEE NOTES TO FINANCIAL STATEMENTS.                                                                         7

THE ELITE GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
====================================================================================================================================

                                           SIX MONTHS ENDED                              YEAR ENDED SEPTEMBER 30,
                                            MARCH 31, 2006  ========================================================================
                                             (UNAUDITED)         2005          2004          2003           2002          2001
                                           ================      ====          ====          ====           ====          ====

NET ASSET VALUE, BEGINNING OF PERIOD          $    20.77    $    18.90     $    18.13    $    15.67     $    22.05     $    26.39
                                              ----------     ----------    ----------     ----------     ----------    ----------

INCOME FROM INVESTMENT OPERATIONS
  Net investment income                             0.11          0.06           0.01          0.00**         0.01           0.06
  Net gain (loss) on securities
    (both realized and unrealized)                  1.74          3.03           2.22          3.30          (6.37)         (2.95)
                                              ----------    ----------     ----------    ----------     ----------     ----------
      Total from investment operations              1.84          3.09           2.23          3.30          (6.36)         (2.89)
                                              ----------    ----------     ----------    ----------     ----------     ----------

LESS DISTRIBUTIONS
  Dividends from net investment income             (0.13)        (0.02)          --           (0.01)         (0.00)**       (0.06)
  Distribution from net realized gains              --           (1.20)         (1.46)        (0.83)         (0.02)         (1.39)
                                              ----------    ----------     ----------    ----------     ----------     ----------
    Total distributions                            (0.13)        (1.22)         (1.46)        (0.84)         (0.02)         (1.45)
                                              ----------    ----------     ----------    ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                $    22.49    $    20.77     $    18.90    $    18.13     $    15.67     $    22.05
                                              ==========    ==========     ==========    ==========     ==========     ==========

TOTAL RETURN                                        8.94%        16.35%         12.30%        21.10%        (28.87)%       (11.07)%

RATIONS / SUPPLEMENTAL DATA
  Net asset value, end of period (in 000's)   $   64,357    $   59,692     $   55,901    $   50,148     $   42,984     $   58,952
  Ratio of expenses to average net assets*          1.42%(a)      1.36%          1.34%         1.34%          1.38%          1.23%
  Ratio of net investment income to average
    net assets                                      0.98%(a)      0.27%          0.07%         0.00%          0.07%          0.23%

PORTFOLIO TURNOVER                                 86.30%(a)    143.87%        144.91%       184.10%        168.61%        121.67%

*    Ratio reflects fees paid through a directed  brokerage  arrangement. The expense ratios for the years ended September 30, 2005,
     2004,  2003,  2002, and 2001 after  reduction  for fees paid  through  the  directed  brokerage arrangement were 1.35%,  1.25%,
     1.20%, 1.29% and 1.19%, respectively.  There were no expenses paid through  directed  brokerage in the six months ending  March
     31, 2006.

**   Represents less than $0.01 per share.

(a)  Annualized

====================================================================================================================================
SEE NOTES TO FINANCIAL STATEMENTS.                                                                                                 8

THE ELITE INCOME FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
====================================================================================================================================

                                           SIX MONTHS ENDED                              YEAR ENDED SEPTEMBER 30,
                                            MARCH 31, 2006  ========================================================================
                                             (UNAUDITED)         2005          2004          2003           2002          2001
                                           ================      ====          ====          ====           ====          ====

NET ASSET VALUE, BEGINNING OF PERIOD          $     9.82    $    10.12     $    10.40    $    10.53     $    10.51     $    10.00
                                              ----------    ----------     ----------    ----------     ----------     ----------

INCOME FROM INVESTMENT OPERATIONS
  Net investment income                             0.19          0.31           0.30          0.37           0.49           0.57**
  Net gain (loss) on securities
    (both realized and unrealized)                 (0.16)        (0.20)         (0.03)         0.15           0.07           0.52
                                              ----------    ----------     ----------    ----------     ----------     ----------
      Total from investment operations              0.03          0.11           0.27          0.52           0.56           1.09
                                              ----------    ----------     ----------    ----------     ----------     ----------

LESS DISTRIBUTIONS
  Dividends from net investment income             (0.20)        (0.41)         (0.46)        (0.56)         (0.50)         (0.58)
  Distribution from net realized gains              --            --            (0.09)        (0.09)         (0.04)          --
                                              ----------    ----------     ----------    ----------     ----------     ----------
     Total distributions                           (0.20)        (0.41)         (0.55)        (0.65)         (0.54)         (0.58)
                                              ----------    ----------     ----------    ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                $     9.65    $     9.82     $    10.12    $    10.40     $    10.53     $    10.51
                                              ==========    ==========     ==========    ==========     ==========     ==========

TOTAL RETURN                                        0.30%         1.09%          2.64%         5.03%          5.42%         11.10%

RATIONS / SUPPLEMENTAL DATA
  Net asset value, end of period (in 000's)   $   19,191    $   19,363     $   20,271    $   20,107     $   23,284     $   20,560
  Ratio of expenses to average net assets*          1.32%(a)      1.15%          1.03%         1.05%          1.01%          0.96%
  Ratio of net investment income to average
  net assets                                        3.82%(a)      3.01%          2.80%         3.47%          4.61%          5.60%

PORTFOLIO TURNOVER                                 50.68%(a)     93.19%         61.99%        69.17%         66.74%          6.03%

*    Ratio  reflects  expenses  prior  to  reimbursement  from manager. Expense ratio after reimbursement and reduction of fees were
     1.14%,  1.04%,  0.95%, 0.95%,  0.94% and  0.84% for the six months  ending  March 31,  2006 and years ended September 30, 2005,
     2004, 2003, 2002 and 2001, respectively.

(a)  Annualized

====================================================================================================================================
SEE NOTES TO FINANCIAL STATEMENTS.                                                                                                 9

THE ELITE GROUP

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2006 (UNAUDITED)
================================================================================

NOTE 1 - ORGANIZATION

The Elite Growth and Income Fund and The Elite Income Fund (the "Funds") are two series of shares of beneficial interests of The Elite Group (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. The Trust was organized in Massachusetts as a business trust on August 8, 1986. The Trust is authorized to issue an unlimited number of no par shares of beneficial interest of any number of series. Currently, the Trust has authorized only the two series above. The Elite Growth & Income Fund's investment objective is to maximize total returns through an aggressive approach to the equity and debt securities markets. The Elite Income Fund's investment objective is to achieve the highest income return obtainable over the long term commensurate with investments in a diversified portfolio consisting primarily of investment grade debt securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation - Investments in securities traded on a national securities exchange are valued at the last reported sales price. Securities which are traded over-the-counter are valued at the bid price. Securities for which reliable quotations are not readily available are valued at their respective fair value as determined in good faith by, or under procedures established by the Board of Trustees.

B. Federal Income Taxes - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all their taxable income to their shareholders. Therefore no federal income tax provision is required.

C. Option Accounting Principles (The Elite Growth & Income Fund) - When the Fund sells an option, an amount equal to the premium received by the Fund is included as an asset and an equivalent liability. The amount of the liability is marked-to-market to reflect the current market value of the options written. The current market value of a traded option is the last sale price. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If an option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium received. The Elite Growth & Income Fund as a writer of an option may have no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

D. Cash Equivalent - Consists of investment in PNC Money Market Accounts which represent 2.0% and 1.0% of net assets for The Elite Growth and Income Fund and The Elite Income Fund, respectively.

E. Other - As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for post - October losses, wash losses and amortization of bond premium and discounts. Interest income and estimated expenses are accrued daily.

F. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.





================================================================================

THE ELITE GROUP

MARCH 31, 2006 (UNAUDITED)
================================================================================

G. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NOTE 3 - PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2006, purchases and sales of securities, other than options and short-term notes were as follows:

                                               PURCHASES              SALES
                                               ---------              -----
     The Elite Growth and Income Fund        $  50,083,447       $  52,882,804
     The Elite Income Fund                   $  11,904,729       $   8,308,504

For The Elite Growth & Income Fund, transactions in covered call options written for the six months ended March 31, 2006, were as follows:

                                                                    NUMBER OF
                                                                    CONTRACTS*            PREMIUMS
                                                                    ----------            --------
     Options outstanding on September 30, 2005                           1,200         $     466,391
     Options written                                                     3,750             2,069,628
     Options terminated in closing purchase transactions                (3,000)           (1,500,851)
     Options exercised                                                      -                     -
     Options expired                                                        -                     -
                                                                     ---------         -------------
     Options outstanding on March 31, 2006                               1,950         $   1,035,168
                                                                     =========         =============

     *    Each contract represents 100 shares of common stock

          As of March 31, 2006, portfolio securities valued at $10,382,669 were subject to covered call options written by the Growth & Income Fund.

NOTE 4 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds retain McCormick Capital Management Inc. as their Investment Manager. Under an Investment Management Agreement, the Investment Manager furnishes each Fund with investment advice, office space and salaries of non-executive personnel needed by the Funds to provide general office services. As compensation for its services, the Manager is paid a monthly fee based upon the average daily net assets of each Fund. For The Elite Growth & Income Fund and The Elite Income Fund the rates are 1% and 7/10 of 1%, respectively, up to $250 million; 3/4 of 1% and 5/8 of 1% over $250 million up to $500 million; and 1/2 of 1% and 1/2 of 1% respectively, over $500 million for each Fund.

The Manager may voluntarily reimburse a portion of the operating expenses of a Fund for any fiscal year (including management fees, but excluding taxes, interest and brokerage commissions). Voluntary reimburse-ments may cease at any time without prior notice and are not subject to recoupment. For the six months ended March 31, 2006, the advisor reimbursed The Elite Income Fund $16,818.

The Trust paid the Chief Compliance Officer $11,248 for the six months ended March 31, 2006.



================================================================================
                                                                              11

THE ELITE GROUP

MARCH 31, 2006 (UNAUDITED)
================================================================================

NOTE 5 - CONCENTRATION

Although the funds have a diversified investment portfolio, there are certain credit risks due to the manner in which the portfolio is invested, which may subject the funds more significantly to economic changes occurring in certain industries or sectors. The Elite Growth & Income Fund has investments in excess of 10% in basic industries, capital goods, consumer goods, and health care goods & services. The Elite Income Fund has investments in excess of 10% in securitized/asset backed bonds, corporate bonds industrial-communications, corporate bonds utilities-electric, and corporate bonds- miscellaneous finance companies.

NOTE 6 - DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the six months ending March 31, 2006 and the year ended September 30, 2005 were as follows:

                                                                    YEAR ENDED
                                                   SIX MONTHS      SEPTEMBER 30,
                                                  MARCH 31, 2006       2005
                                                  --------------    -----------
The Elite Growth & Income Fund
  Distributions from ordinary income               $  370,041       $  738,018
  Distributions from long-term capital gains       $     --         $2,584,219

The Elite Income Fund
  Distribution from ordinary income                $  387,439       $  807,309
  Distribution from long-term capital gains        $     --         $     --

As of September 30, 2005, the components of distributable earnings on a tax basis were as follows:

The Elite Growth & Income Fund
  Unrealized appreciation of securities and options                $ 15,317,067
  Undistributed ordinary income                                         145,943
  Accumulated realized gain                                              19,371
                                                                   ------------
    Total distributable earnings                                   $ 15,482,381
                                                                   ============

The Elite Income Fund
  Undistributed ordinary income                                    $     31,094
  Post October loss                                                    (329,926)
  Other accumulated losses                                                 (576)
  Unrealized depreciation of securities                                (108,897)
                                                                   ------------
                                                                      $(408,305)
                                                                   ============

The Elite Income Fund had a capital loss carry forward of $576 as of September 30, 2005 which expires in 2012.

At September 30, 2005 the Elite Income Fund had deferred capital losses occurring subsequent to October 31, 2004 of $329,926. For tax purposes, such losses will be reflected in the year ending September 30, 2006.

NOTE 7 - PROXY POLICIES / AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Elite Group proxy voting policies and the voting record for those proxies are detailed on our web site WWW.ELITEFUNDS.COM and are also available on the Securities & Exchange Commission web site WWW.SEC.GOV.

Portfolio Holdings: In addition to our Annual and Semi-Annual report which are dated September 30th and March 31st respectively, we will report to shareholders our security holdings as of June 30th and December 31st. The June and December reports will also be available on the SEC web site (N-Q) WWW.SEC.GOV. Our security holdings are available on our web site and updated monthly WWW.ELITEFUNDS.COM.


================================================================================

--------------------------------------------------------------------------------

              BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)

--------------------------------------------------------------------------------


Over all responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term.

There were two quarterly Trustee meetings in the first six months of the fiscal year. All the Trustees had 100% attendance with the exception of Mr. Meisenbach who was unable to attend one meeting. Because Mr. McCormick and Mr. Meisenbach are the sole owners of the investment advisor, McCormick Capital Management, they do not receive compensation for their duties as Trustee, Chairman of the Board and President (Mr. McCormick) and Trustee, Treasurer and Secretary (Mr. Meisenbach). The three independent Trustees each received compensation of $1,800 per meeting or $7,200 for the year assuming no special meetings. No other compensations were paid to any Trustee. The following are the Trustees and Executives of the Funds.

                                                                                                  LENGTH OF TIME
TRUSTEE                 ADDRESS                       AGE     POSITION HELD WITH THE TRUST        SERVED (YEARS)
------------------------------------------------------------------------------------------------------------------

Richard S. McCormick    1325 4th Avenue                59     Chairman, Board of Trustees and          19
                        Suite 1744                            President
                        Seattle, WA  98101
------------------------------------------------------------------------------------------------------------------

John W. Meisenbach      2100 Washington Bldg.          69     Trustee, Treasurer and Secretary         16
                        Seattle, WA  98101
------------------------------------------------------------------------------------------------------------------

Lee A. Miller           P.O. Box 1882                  73     Trustee                                  9
                        Vashon Island, WA  98070
------------------------------------------------------------------------------------------------------------------

John M. Parker          2400 Financial Center Bldg.    57     Trustee                                  19
                        Seattle, WA  98161
------------------------------------------------------------------------------------------------------------------

Jack R. Policar         1065 Financial Center Bldg.    58     Trustee                                  19
                        Seattle, WA  98161
------------------------------------------------------------------------------------------------------------------


Each Trustee oversees two portfolios of the Trust, including the Funds. The principal occupations of the Trustees and Executive Officers of the Fund during the past five years and public directorships held by the Trustees are set forth below. ***

* Richard S. McCormick            President and Chief Executive Officer of the Investment Manager

* John W. Meisenbach              Partner in MCM Financial (Insurance)
                                  Director of Costco Wholesale and Expeditors International

   Lee A. Miller                  Private Investor
                                  Vice President of Merrill Lynch & Co.  (Retired)

   John M. Parker                 Sr. Vice President of Kennedy Associates, Inc. (Real Estate Advisor)

   Jack R. Policar                President and Chief Executive of J. R. Policar, Inc.
                                  Certified Public Accounting Firm




* TRUSTEES DEEMED TO BE AN "INTERESTED PERSON" OF THE TRUST, AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940.

** ADDITIONAL INFORMATION ABOUT THE TRUSTEES IS AVAILABLE IN THE STATEMENT OF ADDITIONAL INFORMATION WHICH IS AVAILABLE UPON REQUEST, OR READY FOR VIEWING ON OUR WEB SITE: WWW.ELITEFUNDS.COM



================================================================================

--------------------------------------------------------------------------------

                              MUTUAL FUND EXPENSE
                                  (UNAUDITED)
--------------------------------------------------------------------------------



There are several kinds of expenses involved in buying, selling and operating a mutual fund. These expenses represent costs to shareholders which will reduce the rate of return. The Elite Funds are "no load" mutual funds which mean there are no commissions, fees or expenses associated with paying sales representatives. Mutual funds that have sales fees are typically associated with stock brokerage firms, insurance companies, and some types of financial planners.

Although the Elite Group has no sales charges, like all the other funds it does have operating expenses. In addition to the fees paid to the manager of the fund there are expenses for attorneys, accountants, printing/mailings, transfer agent, custodians, and government registration fees. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the fund and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (October 1, 2005 through March 31, 2006).

The first line ("Actual Expense") of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The second line ("Hypothetical") of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

In the Elite Funds there are no transactional costs so please note that the expenses shown in the table are meant to highlight YOUR ONGOING COSTS ONLY and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees associated with other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                           Elite Growth & Income Fund

--------------------------------------------------------------------------------
                  Beginning Account                         Expenses Paid During
                         Value       Ending Account Value          Period*
                        10-01-05            03-31-06        10-01-05 to 03-31-06
--------------------------------------------------------------------------------
      Actual           $1,000.00           $1,089.40                $7.40
--------------------------------------------------------------------------------
   Hypothetical
(5% return before      $1,000.00           $1,017.85                $7.14
    expenses)
--------------------------------------------------------------------------------

                                Elite Income Fund
--------------------------------------------------------------------------------
                  Beginning Account                         Expenses Paid During
                         Value       Ending Account Value          Period*
                        10-01-05            03-31-06        10-01-05 to 03-31-06
--------------------------------------------------------------------------------
     Actual            $1,000.00           $1,003.00                $6.59
--------------------------------------------------------------------------------
   Hypothetical
(5% return before      $1,000.00           $1,018.35                $6.64
    expenses)
--------------------------------------------------------------------------------
Expenses are equal to the Fund's annualized expense ratio of 1.42% for the Growth & Income Fund and 1.32% for the Elite Income Fund, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 [or 366]] (to reflect the one-half year period).

Returns and expenses are adjusted to reflect reimbursement from the manager and a directed brokerage arrangement which reduce the expense to the funds. These reimbursements may, at the discretion of the manager, stop at any time.



================================================================================

--------------------------------------------------------------------------------

                    INVESTMENT ADVISOR AGREEMENT (UNAUDITED)

--------------------------------------------------------------------------------

Compensation of the investment manager, based upon each Fund's daily average net assets, is at the following annual rates:

     o For the Income Fund, 0.70% on the first $250 million, 0.625% on the next $250 million and 0.50% on all above $500 million.
     o For the Growth & Income Fund, 1% on the first $250 million, 0.75% on the next $250 million and 0.50% on all above $500 million.

Unless sooner terminated, the Management Agreement shall continue in effect for successive one-year periods if continuance is approved at least annually (i) by the Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Independent Trustees, cast in person at a meeting called for this purpose.

The Management Agreement is terminable by a Fund at any time on 60 days' prior written notice without penalty by the Trustees, by vote of a majority of outstanding shares of the Fund, or by the investment manager. The Management Agreement also terminates automatically in the event of its assignment, as defined in the Investment Company Act of 1940 and the rules thereunder.

The Management Agreement provides that the investment manager shall not be liable for any error of judgment or for any loss suffered by the Funds in connection with the performance of its duties, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the investment manager in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

The Trustees, including a majority of the Independent Trustees, last approved the continuance of the Management Agreement at a meeting of the Board of Trustees held on December 15, 2005. In approving the Management Agreement, the Independent Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Management Agreement. The principal areas of review by the Independent Trustees were the nature and quality of the services provided by the investment manager and the reasonableness of the fees charged for those services.

The Independent Trustees, in their evaluation of the quality of the investment manager's services, considered the scope and quality of the in-house research capabilities of the investment manager and other resources dedicated to performing services for the Funds. The quality of administrative and other services, including the investment manager's role in coordinating the activities of the Funds' other service providers, were considered. The Independent Trustees also considered the business reputation of the investment manager and its financial resources.

In reviewing the fees payable under the Management Agreement, the Independent Trustees considered the level of total expenses payable by each Fund, and noted that the level of such expenses is well within industry standards and the Funds' peer groups. The Trustees, including the Independent Trustees, determined that the advisory fees to be paid to the investment manager pursuant to the Management Agreement are fair and reasonable to each Fund and its shareholders.

No single factor was considered in isolation or to be determinative to the decision of the Independent Trustees to approve the Management Agreement. Rather the Independent Trustees concluded, in light of a weighing and balancing of all factors considered that the Management Agreement was in the best interest of each Fund.





================================================================================
                                                                              15

ITEM 2.  CODE OF ETHICS.

Not required

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto





Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   The Elite Group of Mutual Funds
             --------------------------------------------------------------



By (Signature and Title)*    /s/ Richard S. McCormick
                           --------------------------------------------

                           Richard S. McCormick, President

Date          May 1, 2006
      ----------------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*    /s/ Richard S. McCormick
                           --------------------------------------------

                           Richard S. McCormick, President

Date          May 1, 2006
      ----------------------------------




By (Signature and Title)*    /s/ John W. Meisenbach
                           --------------------------------------------

                           John W. Meisenbach, Treasurer

Date          May 1, 2006
      ----------------------------------



* Print the name and title of each signing officer under his or her signature.